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             U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                         FORM 24F-2
     ANNUAL NOTICE OF SECURITES SOLD PURSUANT TO RULE 24F-2
     READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.   Name and address of issuer
     PowerShares Exchange-Traded Fund Trust
     301 West Roosevelt Road
     Wheaton, Illinois  60187

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3.   Investment Company Act File Number:  811-21265

     Securities Act File Number:  333-102228

4.   (a)  Last day of fiscal year for which this Form is filed:  April 30, 2006

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

     (c)  [    ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the fiscal year
            pursuant to section 24(f):                                                        $ 7,261,347,214

     (ii)   Aggregate price of securities redeemed or repurchased during the
            fiscal year:                                                                      $ 2,371,010,119

     (iii)  Aggregate price of securities redeemed or repurchased during any
            PRIOR fiscal year ending no earlier than October 11, 1995 that were not
            previously used to reduce registration fees payable to the Commission:            $0

     (iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                  $ 2,371,010,119

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
     (v)    Net sales -- if item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                                             $ 4,890,337,095

     (vi)   Redemption credits available for use in future years -- if Item 5(i) is
            less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                        $0

     (vii)  Multiplier for determining registration fee (See Instruction C.9):                x  0.000107

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if
            no fee is due):                                                                   = $ 523,266

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7.   Interest due -- if this Form is being filed more than 90 days after the
     end of the issuer's fiscal year (see Instruction D):   $0.

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]: = $523,266**.

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                                      July 21, 2006
                                                      CIK:  0001209466

Method of Delivery:

                                                      [X] Wire Transfer
                                                      [   ] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)*

     /s/  Bruce T. Duncan
     -----------------------
     Bruce T. Duncan,
     Chief Financial Officer

Date:  July 26, 2006

*Please print the name and title of the signing officer below the signature.

**Please note that the fee for this filing was wired on July 21, 2006 and collected with the Form 24f-2 filing on July 26, 2006, accession number
__________________.

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